TAXES ON INCOME (Significant Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Carryforward tax losses	$ 11,892	$ 14,205
Research and development credit	601	396
Accrued social benefits and other	683	791
Deferred tax assets, gross	13,176	15,392
Less - valuation allowance	(13,176)	(15,392)
Net deferred tax assets